FORWARD FUNDS

(the “Trust”)

Forward Hoover Small Cap Equity Fund

Forward Hansberger International Growth Fund

Forward Global Emerging Markets Fund

Forward International Small Companies Fund

Forward Uniplan Real Estate Investment Fund

Forward Hoover Mini-Cap Fund

Forward Legato Fund

(the “Funds”)

Supplement dated August 23, 2005

(to the Forward Funds Investor and Institutional Class Prospectus and SAI dated July 1, 2005)

Appointment of a new Distributor

Effective September 9, 2005, ALPS Distributors, Inc. (“ALPS Distributors”) will serve as distributor to the Funds. Effective September 9, 2005, all references in the Prospectus and Statement of Additional Information to the Distributor will be to ALPS Distributors. In addition, effective September 9, 2005, all references to the address of the Distributor will be to 1625 Broadway, Suite 2200, Denver, CO 80202.

Effective September 9, 2005, the following information replaces the information found in the first paragraph describing the Distributor on Pages 23-24 of the SAI.

Distributor. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated as of September 9, 2005 (the “Distribution Agreement”), between the Trust and ALPS Distributors Inc. (the “Distributor”), located at 1625 Broadway, Suite 2200, Denver, CO 80202. The Distribution Agreement

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requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Appointment of a new Transfer Agent

Effective October 17, 2005, ALPS Mutual Fund Services, Inc. (“ALPS”) will serve as transfer agent to the Funds. Effective October 17, 2005, all references in the Prospectus and Statement of Additional Information to the Transfer Agent will be to ALPS. In addition, effective October 17, 2005, all references to the address of the Transfer Agent will be to P.O. Box 1345, Denver, CO 80201.

Effective October 17, 2005, the following information replaces the information found in the first paragraph beginning with the heading “Administrative Services and Transfer Agent” on Page 31 of the SAI:

Transfer Agent. ALPS Mutual Fund Services, Inc. (hereinafter “ALPS” or “Transfer Agent”), whose principal business address is P.O. Box 1345, Denver, CO 80201, acts as the Funds’

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transfer agent and dividend disbursing agent for the Funds pursuant to a Transfer Agency and Services Agreement. The Transfer Agency and Services Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to ALPS at P.O. Box 1345, Denver, CO 80201 or by calling (800) 999-6809.

Administrator. PFPC Inc. (hereinafter “PFPC” or “Administrator”), whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581, acts as the Funds’ administrator. As Administrator, PFPC performs corporate secretarial, treasury and blue sky services and acts as fund accounting agent for the Funds. For its services as Administrator, the Funds pay PFPC a monthly fee based on the average net assets of each Fund. PFPC receives an annual fee of 0.12% up to and including the first $200 million in assets, 0.10% for the next $200 million in assets, 0.08% for the next $600 million in assets and 0.07% for all assets over $1 billion. The Administration Agreement between the Funds and PFPC has an initial term of three years and will renew automatically for successive one-year terms. PFPC is a majority-owned subsidiary of PNC Financial Services Group, Inc. Shareholder inquiries may be directed to PFPC at P.O. Box 9820, Providence, Rhode Island 02940-9820.

Portfolio Holdings Disclosure

The following information replaces the information found under Item 4 under the heading Confidential Dissemination of Portfolio Holdings on Pages 7-8 of the SAI:

4	Vestek—Monthly with no delay for all Funds, except the Forward Legato Fund, for which portfolio holdings information is released daily with no delay.

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FORWARD FUNDS

(the “Trust”)

Forward Hoover Small Cap Equity Fund

Forward International Small Companies Fund

Forward Legato Fund

Sierra Club Stock Fund

(the “Funds”)

Supplement dated August 23, 2005

(to the Forward Funds Class A Prospectus and

Statement of Additional Information (“SAI”) dated July 1, 2005)

Appointment of a new Distributor

Effective September 9, 2005, ALPS Distributors, Inc. (“ALPS Distributors”) will serve as distributor to the Funds. Effective September 9, 2005, all references in the Prospectus and Statement of Additional Information to the Distributor should be replaced with ALPS Distributors. In addition, effective September 9, 2005, all references to the address of the Distributor will be to 1625 Broadway, Suite 2200, Denver, CO 80202.

Effective September 9, 2005, the following information replaces the information found in the first paragraph describing the Distributor on Pages 23-24 of the SAI:

Distributor. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated as of September 9, 2005 (the “Distribution Agreement”), between the Trust and ALPS Distributors Inc. (the “Distributor”), located at 1625 Broadway, Suite 2200, Denver, CO 80202. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares

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and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Appointment of a new Transfer Agent

Effective October 17, 2005, ALPS Mutual Fund Services, Inc. (“ALPS”) will serve as transfer agent to the Funds. Effective October 17, 2005, all references in the Prospectus and Statement of Additional Information to the Transfer Agent should be replaced with ALPS. In addition, effective October 17, 2005, all references to the address of the Transfer Agent will be to P.O. Box 1345, Denver, CO 80201.

Effective October 17, 2005, the following information replaces the information found in the first paragraph under the heading “Administrative Services and Transfer Agent” on Page 31 of the SAI:

Transfer Agent. ALPS Mutual Fund Services, Inc. (hereinafter “ALPS” or “Transfer Agent”), whose principal business address is P.O. Box 1345, Denver, CO 80201, acts as the

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Funds’ transfer agent and dividend disbursing agent for the Funds pursuant to a Transfer Agency and Services Agreement. The Transfer Agency and Services Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to ALPS at P.O. Box 1345, Denver, CO 80201 or by phone at (800) 999-6809.

Administrator. PFPC Inc. (hereinafter “PFPC” or “Administrator”), whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581, acts as the Funds’ administrator. As Administrator, PFPC performs corporate secretarial, treasury and blue sky services and acts as fund accounting agent for the Funds. For its services as Administrator, the Funds pay PFPC a monthly fee based on the average net assets of each Fund. PFPC receives an annual fee of 0.12% up to and including the first $200 million in assets, 0.10% for the next $200 million in assets, 0.08% for the next $600 million in assets and 0.07% for all assets over $1 billion. The Administration Agreement between the Funds and PFPC has an initial term of three years and will renew automatically for successive one-year terms. PFPC is a majority-owned subsidiary of PNC Financial Services Group, Inc. Shareholder inquiries may be directed to PFPC at P.O. Box 9820, Providence, Rhode Island 02940-9820.

Portfolio Holdings Disclosure

The following information replaces the information found under Item 4 under the heading Confidential Dissemination of Portfolio Holdings on Pages 7-8 of the SAI:

4	Vestek—Monthly with no delay for all Funds, except the Forward Legato Fund, for which portfolio holdings information is released daily with no delay.

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THE SIERRA CLUB FUNDS

Sierra Club Stock Fund

Sierra Club Equity Income Fund

(the “Funds”)

Supplement dated August 23, 2005

(to the Sierra Club Funds Prospectus and

Statement of Additional Information (“SAI”) dated July 1, 2005)

Appointment of a new Distributor

Effective September 9, 2005, ALPS Distributors, Inc. (“ALPS Distributors”) will serve as distributor to the Funds. Effective September 9, 2005, all references in the Prospectus and Statement of Additional Information to the Distributor should be replaced with ALPS Distributors. In addition, effective September 9, 2005, all references to the address of the Distributor will be to 1625 Broadway, Suite 2200, Denver, CO 80202.

Effective September 9, 2005, the following information replaces the information found in the first paragraph describing the Distributor on Pages 20-21 of the SAI:

Distributor. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated as of September 9, 2005 (the “Distribution Agreement”), between Forward Funds (the “Trust”) and ALPS Distributors Inc. (the “Distributor”), located at 1625 Broadway, Suite 2200, Denver, CO 80202. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have

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agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. Each Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Appointment of a new Transfer Agent

Effective October 17, 2005, ALPS Mutual Fund Services, Inc. (“ALPS”) will serve as transfer agent to the Funds. Effective October 17, 2005, all references in the Prospectus and Statement of Additional Information to the Transfer Agent will be to ALPS. In addition, effective October 17, 2005, all references to the address of the Transfer Agent will be to P.O. Box 1345, Denver, CO 80201.

Effective October 17, 2005, the following information replaces the information found in the first paragraph beginning with the heading “Administrative Services and Transfer Agent” on Page 23 of the SAI:

Transfer Agent. ALPS Mutual Fund Services, Inc. (hereinafter “ALPS” or “Transfer Agent”), whose principal business address is P.O. Box 1345, Denver, CO 80201, acts as the Funds’ transfer agent and dividend disbursing agent for the Funds pursuant to a Transfer Agency and Services Agreement. The Transfer Agency and Services Agreement has an initial

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term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to ALPS at P.O. Box 1345, Denver, CO 80201 or by telephone at (866) 897-5982.

Administrator. PFPC Inc. (hereinafter “PFPC” or “Administrator”), whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581, acts as the Funds’ administrator. As Administrator, PFPC performs corporate secretarial, treasury and blue sky services and acts as fund accounting agent for the Funds. For its services as Administrator, the Funds pay PFPC a monthly fee based on the average net assets of each Fund. PFPC receives an annual fee of 0.12% up to and including the first $200 million in assets, 0.10% for the next $200 million in assets, 0.08% for the next $600 million in assets and 0.07% for all assets over $1 billion. The Administration Agreement between the Funds and PFPC has an initial term of three years and will renew automatically for successive one-year terms. PFPC is a majority-owned subsidiary of PNC Financial Services Group, Inc. Shareholder inquiries may be directed to PFPC at P.O. Box 9820, Providence, Rhode Island 02940-9820.

Portfolio Holdings Disclosure

The following information replaces the information found under Item 4 under the heading Confidential Dissemination of Portfolio Holdings on Pages 7-8 of the SAI:

4	Vestek—Monthly with no delay for all Funds, except the Forward Legato Fund, for which portfolio holdings information is released daily with no delay.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SCSUP0805